Schedule of foreign exchange risk (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 6,423	£ 10,057	£ 4,204	£ 7,546	£ 10,928	£ 2,343
Net Foreign Currency Assets Liabilities		22		175	3,488
Foreign exchange risk [member] | Pounds Sterling
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		10,057		7,247	3,153
Foreign exchange risk [member] | US Dollar
IfrsStatementLineItems [Line Items]
Net Foreign Currency Assets Liabilities				120	2,021
Foreign exchange risk [member] | Euro
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				179	5,750
Net Foreign Currency Assets Liabilities		22		54	1,460
Foreign exchange risk [member] | Other
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					4
Net Foreign Currency Assets Liabilities				£ 1	£ 7